Other Revenue - Schedule of Other Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Other Revenue [Abstract]
Other travel services - car and rail booking	$ 51,120	$ 49,877	$ 18,608
Marketing alliances - advertising and brand alliance	28,137	25,405	18,595
Ancillary services	43,937	19,143	14,258
Miscellaneous revenue	2,515	2,610	1,582
Total	$ 125,709	$ 97,035	$ 53,043